GAIN ON SALE OF ASSETS TO UNCONSOLIDATED SUBSIDIARY GAIN ON SALE OF ASSETS TO UNCONSOLIDATED SUBSIDIARY (Details) $ in Millions		12 Months Ended
	Oct. 17, 2017 USD ($) drilling_unit	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
GAIN ON SALE OF ASSETS TO UNCONSOLIDATED SUBSIDIARY [Line Items]
Proceeds from sale of assets to unconsolidated subsidiary		$ 357.7	$ 0.0	$ 0.0
Book Value of Assets Sold to Unconsolidated Subsidiary	$ 200.3
Gain (Loss) on Disposition of Business		$ 157.4	$ 0.0	$ 0.0
Saudi Arabia Joint Venture [Member] | Rowan Companies plc (Parent) [Member]
GAIN ON SALE OF ASSETS TO UNCONSOLIDATED SUBSIDIARY [Line Items]
Initial Number Of Rigs Contributed To Joint Venture | drilling_unit	3